Leases - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Balance - beginning of year		$ 45,097	$ 18,884
Lease payments		(23,849)	(24,309)
Additions	$ 39,800	12,599	48,687
Interest expense		1,907	2,115
Foreign exchange gain		(40)	(280)
Foreign currency translation		(214)	0
Balance - end of year		35,500	45,097
Current		21,421	18,154
Non-current		14,079	26,943
Lease liabilities		$ 35,500	$ 45,097